BUSINESS COMBINATION AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
ETP Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF ACQUISITION OF PURCHASE PRICE

The purchase price was allocated on the acquisition date of ETP Construction Painting Franchise Business as follows:

Accounts receivable	9,252
Accounts payable	(2,926)
Other net liabilities	(3,601)
Goodwill	3,075
Total purchase consideration – ETP Construction Painting Franchise Business	5,800

SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
SCHEDULE OF ACQUISITION OF PURCHASE PRICE

The purchase price was allocated on the acquisition date of SYLA Solar and its subsidiaries as follows:

Property, plant, and equipment, net	422,757
Solar power systems, net	365,419
Favorable contracts	247,527
Deferred income tax liabilities, net	(154,246)
Other net liabilities	(578,266)
Goodwill	306,809
Total purchase consideration – SYLA Solar	610,000

SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
SCHEDULE OF ACQUISITION OF PURCHASE PRICE

The purchase price was allocated on the acquisition date of SYLA Brain as follows:

Inventories (including real estate inventories and mining machine inventories)	116,248
Technologies	235,609
Deferred income tax liabilities, net	(81,014)
Other net liabilities	(27,956)
Goodwill	425,943
Noncontrolling interests	(199,829)
Total purchase consideration – SYLA Brain	469,001

SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
SCHEDULE OF ACQUISITION OF PURCHASE PRICE

The purchase price was allocated on the acquisition date of SYLA Biotech as follows:

Accounts receivables	8,852
Accounts payable	(13,543)
Other net assets	9,699
Goodwill	2,995
Noncontrolling interests	(2,003)
Subtotal	6,000
Less: fair value of previously held equity method investment	(10)
Total purchase consideration – SYLA Biotech	5,990